Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ 101,393	$ 41,912	$ 57,663
Current deferred origination fees for current mortgage loans recievable	41,611	22,444	23,406
Allowance for mortgage loans recievable	1,262,389	1,270,071	1,147,170
Deferred origination fees for mortgage loans recievable	278,338	276,055	311,938
Accumulated amortization deferred offering costs	$ 1,161,088	$ 1,101,441	$ (974,991)
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000	30,000,000
Common Stock, Issued	1,677,798	1,677,798	1,677,798
Common Stock, Outstanding	1,677,798	1,677,798	1,677,798